ACQUISITION OF TARUS (Tables)	6 Months Ended
Sep. 30, 2022
Acquisition Of Tarus
Schedule of fair value of assets acquired and liabilities assumed

Assets:	(In thousands)
Identifiable intangible assets	$28,598
Goodwill	140
Total Assets	$28,738
Consideration:
Fair value of shares issued	$17,200
Liabilities assumed	3,000
Deferred purchase consideration at fair value	8,538
Total Liabilities	$28,738

Schedule of pro forma information

	For the Six Months Ended September 30,
(In thousands)	2022	2021

Loss from operations	$(7,442)	$(9,023)
Loss before provision for income taxes	$(7,532)	$(8,783)
Net loss and other comprehensive loss	$(2,427)	$(8,201)
Loss per share	$(0.15)	$(0.54)

Summary unaudited pro forma condensed results of operations for the three months ended September 30, 2022 and 2021, assuming the Tarus acquisition had occurred at the beginning of the earliest period presented are as follows:

	For the Three Months Ended September 30,
(In thousands)	2022 (1)	2021

Loss from operations	$(3,653)	$(3,543)
Loss before provision for income taxes	$(3,638)	$(3,595)
Net loss and other comprehensive loss	$(1,085)	$(3,092)
Loss per share	$(0.06)	$(0.20)

(1)	Includes the results of operations of Tarus for the period and, accordingly, there are no pro forma adjustments for the three months ended September 30, 2022.